REVENUE	12 Months Ended
Dec. 31, 2025
Revenue
REVENUE

19.	REVENUE

The Company’s disaggregated revenues are represented by two categories which are type of customers and by geographic areas. The Company attributed revenues to geographic areas based on customers’ place of registration.

Type of Customers

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Third-party sales	13,961,495	21,250,363	35,728,684
Related-party sales	15,093,811	16,559,102	20,375,169
Total	29,055,306	37,809,465	56,103,853

By Geographic Areas

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
China	25,079,876	25,189,442	32,448,406
Taiwan, China	2,086,833	7,625,820	16,483,094
Singapore	—	3,179,731	5,432,908
America	789,946	545,583	832,352
Others	1,098,651	1,268,889	907,093
Total	29,055,306	37,809,465	56,103,853